Note L - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Other Commitments [Table Text Block]
	2016	2015
Fixed rate	$271	$65
Variable rate	61,786	59,028
Standby letters of credit	5,134	3,322